Other reserves (Tables)	18 Months Ended
Oct. 31, 2018
Other reserves [Abstract]
Other reserves
	Capital redemption reserve		Merger reserve		Hedging reserve		Total
	$	’000	$	’000	$	’000	$	’000

As at May 1, 2015		163,363		1,168,104		-		1,331,467
Reallocation of merger reserve[1]		-		(180,000)		-		(180,000)
As at May 1, 2016		163,363		988,104		-		1,151,467
Reallocation of merger reserve [1]		-		(650,000)		-		(650,000)
As at April 30, 2017		163,363		338,104		-		501,467

As at May 1, 2017		163,363		338,104		-		501,467
Return of Value- share consolidation [2]		2,926		-		-		2,926
Return of Value- issue and redemption of B shares [2]		500,000		(343,317)		-		156,683
Hedge accounting (note 29) [3]		-		-		86,381		86,381
Deferred tax movement on hedging [3]		-		-		(16,413)		(16,413)
Acquisition of the HPE Software business [4]		-		6,485,397		-		6,485,397
Reallocation of merger reserve [1]		-		(2,755,800)		-		(2,755,800)
As at October 31, 2018		666,289		3,724,384		69,968		4,460,641

[1] The Company has transferred amounts from the merger reserve to retained earnings pursuant to the UK company law. The parent company previously transferred the investment in The Attachmate Group (“TAG”) to a wholly owned subsidiary for an intercompany receivable in the amount of $1,373m. During the period, the parent company also transferred the investment in the HPE Software business to a wholly owned subsidiary in exchange for an intercompany receivable. An amount of $2,755.8m has been transferred from the merger reserve to retained earnings (April 30, 2017: $650.0m; April 30, 2016: $180.0m). Of the $2,755.8m merger reserve transfer in the period, $408.2m of the intercompany loan has been settled in the period and the remaining $2,347.6m is expected to be settled in qualifying consideration during the year to October 31, 2019. It therefore meets the definition of qualifying consideration and is available for dividend distribution to the parent company’s shareholders.

[2] On August 31, 2017 a Return of Value was made to shareholders amounting to $500.0m. The Return of Value was effected through an issue and redemption of B shares, and resulted in a $500.0m increase in the capital redemption reserve, a $343.3m reduction in the merger reserve and a $156.7m reduction in share premium. The return of value was accompanied by a 0.9263 share consolidation and the share consolidation resulted in the issue of D deferred shares which were subsequently bought back for 1 pence, resulting in a transfer of $2.9m to the capital redemption reserve.

[3] $70.0m was recognised in the hedging reserve in relation to hedging transactions entered into in the 18 months ended October 31, 2018.

4On September 1, 2017 the acquisition of the HPE Software business was completed (note 39). As a result of this a merger reserve was created of $6,485.4m. The acquisition was structured by way of equity consideration; this transaction fell within the provisions of section 612 of the Companies Act 2006 (merger relief) such that no share premium was recorded in respect of the shares issued. The parent company chose to record its investment in the HPE Software business at fair value and therefore recorded a merger reserve equal to the value of the share premium which would have been recorded had section 612 of the Companies Act 2006 not been applicable (i.e. equal to the difference between the fair value of the HPE Software business and the aggregate nominal value of the shares issued).